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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    September 30, 2009
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.             Birmingham, MI            November 6, 2009
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        15
                                                 ----------------------

Form 13F Information Table Value Total:                  $187,152
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           09/30/2009

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:    Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK PLC          DJUBS CMDT
                         ETN36        06738C778     9,388   242,526  SH      SOLE                                           242,526
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX TIP     BARCLYS TIPS
                         BD           464287176    10,576   102,126  SH      SOLE                                           102,126
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX EEM     MSCI EMERG
                         MKT          464287234    22,697   585,607  SH      SOLE                                           585,607
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX LQD     IBOXX INV
                         CPBD         464287242    31,631   296,594  SH      SOLE                                           296,594
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX IGE     S&P NA NAT
                         RES          464287374     2,909    89,318  SH      SOLE                                            89,318
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX IWP     RUSSELL MCP
                         GR           464287481     7,928   184,614  SH      SOLE                                           184,614
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX IWF     RUSSELL 1000
                         GRW          464287614    24,765   531,276  SH      SOLE                                           531,276
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR EMB           JPMORGAN USD 464288281    14,527   140,907  SH      SOLE                                           140,907
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR MUB           S&P NTL
                         AMTFREE      464288414       633     5,980  SH      SOLE                                             5,980
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR MBB           BARCLYS MBS
                         BD           464288588    17,468   163,366  SH      SOLE                                           163,366
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR PFF           US PFD STK
                         IDX          464288687    12,927   355,731  SH      SOLE                                           355,731
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR EFG           MSCI GRW
                         IDX          464288885       752    13,845  SH      SOLE                                            13,845
------------------------------------------------------------------------------------------------------------------------------------
ISHARES SILVER TRUST     ISHARES      46428Q109     4,018   246,758  SH      SOLE                                           246,758
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST        DB INT GVT
                         ETF          78464A490     6,966   123,270  SH      SOLE                                           123,270
------------------------------------------------------------------------------------------------------------------------------------
SPDR SER TR LEHMAN       BRCLYS INTL
INTL BWX                 ETF          78464A516    19,967   340,787  SH      SOLE                                           340,787
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL                          187,152
------------------------------------------------------------------------------------------------------------------------------------
